SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

28.SEGMENT REPORTING

For the years ended December 31, 2021, 2022 and 2023, the Group had two operating segments, including network and hospital. The operating segments also represented the reporting segments. The Group’s CODM assess the performance of the operating segments based on the measures of revenues costs and gross profit (loss) by the network and hospital segment. Other than the information provided below, the CODM do not use any other measures by segments.

Summarized information by segments for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31, 2023
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	218,343	319,059	537,402	75,691
Cost of sales	(206,527)	(407,483)	(614,010)	(86,481)
Gross profit (loss)	11,816	(88,424)	(76,608)	(10,790)

	For the year ended December 31, 2022
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	254,442	217,643	472,085
Cost of sales	(225,245)	(399,249)	(624,494)
Gross profit (loss)	29,197	(181,606)	(152,409)

	For the year ended December 31, 2021
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	324,458	161,175	485,633
Cost of sales	(253,826)	(288,704)	(542,530)
Gross profit (loss)	70,632	(127,529)	(56,897)

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Segment assets
Network	2,048,126	1,769,085	249,170
Hospital	3,956,808	4,284,858	603,510
Total segment assets	6,004,934	6,053,943	852,680

Major Customers

For the year ended December 31, 2021, 2022 and 2023, one of the Company’s customers accounted for 11.9%, 12.2% and 12.8% of the Company’s total revenue, respectively.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location. For the year ended December 31, 2021, 2022 and 2023, all of Group’s revenue was generated from PRC. Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
PRC	3,862,975	4,132,784	582,090
Total long-lived assets	3,862,975	4,132,784	582,090